Income taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income (loss) before income taxes	$ 1,796,080	$ (1,950,060)
Statutory tax rate	26.50%	26.50%
Expected income tax expense (recovery) based on statutory rate	$ 476,000	$ (517,000)
Adjustment to expected income tax expense (recovery):
Foreign tax rate differences	164,000	264,000
Permanent differences	279,000	374,000
Change in benefit of tax assets not recognized	255,000	613,000
Royalty, stream and other interest	0	1,624,305
Other	293,901	(176,346)
Income tax expense	$ 1,467,901	$ 2,181,959